Document And Entity Information	9 Months Ended
Sep. 30, 2021
Document Information Line Items
Entity Registrant Name	Archimedes Tech Spac Partners Co
Document Type	S-4
Amendment Flag	false
Entity Central Index Key	0001840856
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE